Goodwill and Intangible Assets	9 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

13. Goodwill and Intangible Assets

The following is a rollforward of our goodwill balance:

Goodwill
Balance as of March 31, 2017	$5,363
Goodwill acquired	235
Effect of foreign exchange rates	14
Balance as of December 31, 2017	$5,612

Intangible assets consist of the following:

	Weighted-
	Average	December 31, 2017
	Remaining	Gross		Net
	Useful Life	Carrying	Accumulated	Carrying
	(in years)	Value	Amortization	Value
Developed technology	9	$1,546	$(174)	$1,372
Customer relationships	6	108	(17)	91
Capitalized Software (1)	3	8,823	(542)	8,281
		10,477	(733)	9,744
In-process research and development (2)		535	—	535
		$11,012	$(733)	$10,279

	Weighted-
	Average	March 31, 2017
	Remaining	Gross		Net
	Useful Life	Carrying	Accumulated	Carrying
	(in years)	Value	Amortization	Value
Developed technology	10	$1,546	$(58)	$1,488
Customer relationships	7	108	(6)	102
		$1,654	$(64)	$1,590

(1)

In accordance with ASU 2015-05, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40), Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (ASU 2015-05) and the related technical corrections and improvements effective April 1, 2017, the Company accounts for acquired software licenses within the scope of ASC 350-40 as intangible assets. The Company adopted ASU 2015-05 and related technical corrections and improvements on a prospective basis. Acquired software licenses are recognized and measured at cost, which includes the present value of the license obligation if the license is to be paid for over time.

(2)	In-process research and development assets are assigned an indefinite life until project completion or date placed in service.

The Company recorded amortization expense of $0.4 million and $0.7 million for the three and nine months ended December 31, 2017. Amortization relating to developed technology and capitalized software was recorded within cost of revenue and amortization of customer relationships is recorded within sales and marketing expense.

Future estimated amortization expense of intangibles as of December 31, 2017, is as follows:

	Purchased Intangible Assets	Capitalized Software
Remainder of 2018	$43	$737
2019	170	2,945
2020	170	2,734
2021	170	1,660
2022	170	205
Thereafter	740	—
Total	$1,463	$8,281